Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			4 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Apr. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jul. 21, 2023
Subsequent Event [Line Items]
Convertible loans received					$ 16,222	$ 11,753	$ 25,222
Fixed interest rate (as a percent)								8.00%
Aggregate number of common shares							55,744
Aggregate commitment						$ 1,004	$ 1,004
Subsequent Event | Secured loan notes
Subsequent Event [Line Items]
Principal amount			$ 21,500	$ 21,500
Fixed interest rate (as a percent)			9.20%	9.20%
Subsequent Event | Secured loan notes | Maximum
Subsequent Event [Line Items]
Principal amount			$ 21,500	$ 21,500
Subsequent Event | Secured loan notes | General Motors
Subsequent Event [Line Items]
Proceeds to repay outstanding debt balance and fees owed			$ 10,800
Subsequent Event | PIPE investors | Subscription Agreements | Virtuoso Acquisition Corp | Private Placement
Subsequent Event [Line Items]
Aggregate number of common shares	2,500,000	10,000,000
Price per share	$ 10.00	$ 10.00
Aggregate commitment	$ 25,000	$ 100,000
Convertible Loans 2021 | Subsequent Event | Investor
Subsequent Event [Line Items]
Convertible loans received				21,000
Convertible Loans 2021 | Subsequent Event | Investor | General Motors
Subsequent Event [Line Items]
Convertible loans received				$ 4,800